Exhibit 99
Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	46
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,141,752.88	60,549	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$292,200,000.00	0.21000%	May 15, 2014
Class A-2 Notes	$434,800,000.00	0.380%	February 15, 2016
Class A-3 Notes	$406,400,000.00	0.570%	October 15, 2017
Class A-4 Notes	$116,330,000.00	0.760%	August 15, 2018
Class B Notes	$39,460,000.00	1.110%	October 15, 2018
Class C Notes	$26,310,000.00	1.320%	January 15, 2019
Class D Notes	$26,310,000.00	1.820%	November 15, 2019
Total	$1,341,810,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$400,219.30

Principal:
Principal Collections	$6,719,985.52
Prepayments in Full	$2,347,746.39
Liquidation Proceeds	$85,600.86
Recoveries	$56,541.57
Sub Total	$9,209,874.34
Collections	$9,610,093.64

Purchase Amounts:
Purchase Amounts Related to Principal	$196,933.61
Purchase Amounts Related to Interest	$1,146.32
Sub Total	$198,079.93

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$9,808,173.57

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	46
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$9,808,173.57
Servicing Fee	$89,051.61	$89,051.61	$0.00	$0.00	$9,719,121.96
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$9,719,121.96
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$9,719,121.96
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$9,719,121.96
Interest - Class A-4 Notes	$8,164.98	$8,164.98	$0.00	$0.00	$9,710,956.98
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,710,956.98
Interest - Class B Notes	$36,500.50	$36,500.50	$0.00	$0.00	$9,674,456.48
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,674,456.48
Interest - Class C Notes	$28,941.00	$28,941.00	$0.00	$0.00	$9,645,515.48
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,645,515.48
Interest - Class D Notes	$39,903.50	$39,903.50	$0.00	$0.00	$9,605,611.98
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$9,605,611.98
Regular Principal Payment	$9,244,897.33	$9,244,897.33	$0.00	$0.00	$360,714.65
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$360,714.65
Residual Released to Depositor	$0.00	$360,714.65	$0.00	$0.00	$0.00
Total		$9,808,173.57

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$9,244,897.33
Total					$9,244,897.33
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$9,244,897.33	$79.47	$8,164.98	$0.07	$9,253,062.31	$79.54
Class B Notes	$0.00	$0.00	$36,500.50	$0.93	$36,500.50	$0.93
Class C Notes	$0.00	$0.00	$28,941.00	$1.10	$28,941.00	$1.10
Class D Notes	$0.00	$0.00	$39,903.50	$1.52	$39,903.50	$1.52
Total	$9,244,897.33	$6.89	$113,509.98	$0.08	$9,358,407.31	$6.97

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	46

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$12,892,072.75	0.1108233	$3,647,175.42	0.0313520
Class B Notes	$39,460,000.00	1.0000000	$39,460,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$104,972,072.75	0.0782317	$95,727,175.42	0.0713418

Pool Information
Weighted Average APR	4.591%	4.638%
Weighted Average Remaining Term	18.86	18.16
Number of Receivables Outstanding	14,743	14,104
Pool Balance	$106,861,934.80	$97,382,451.62
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$104,972,072.75	$95,727,175.42
Pool Factor	0.0789732	0.0719677

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,765,708.76
Targeted Credit Enhancement Amount	$6,765,708.76
Yield Supplement Overcollateralization Amount	$1,655,276.20
Targeted Overcollateralization Amount	$1,655,276.20
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$1,655,276.20

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,765,708.76
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,765,708.76
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,765,708.76

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	46
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		64	$129,204.04
(Recoveries)		96	$56,541.57
Net Loss for Current Collection Period			$72,662.47
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8160%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.2791%
Second Preceding Collection Period			1.5529%
Preceding Collection Period			0.8799%
Current Collection Period			0.8538%
Four Month Average (Current and Preceding Three Collection Periods)			0.8914%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,907	$9,963,712.09
(Cumulative Recoveries)			$2,142,658.31
Cumulative Net Loss for All Collection Periods			$7,821,053.78
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5780%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,030.51
Average Net Loss for Receivables that have experienced a Realized Loss			$1,593.86

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	3.01%	283	$2,935,196.37
61-90 Days Delinquent	0.34%	28	$335,763.49
91-120 Days Delinquent	0.08%	5	$74,064.54
Over 120 Days Delinquent	0.77%	57	$752,297.93
Total Delinquent Receivables	4.21%	373	$4,097,322.33

Repossession Inventory:
Repossessed in the Current Collection Period		5	$48,417.80
Total Repossessed Inventory		9	$97,369.79

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.6804%
Preceding Collection Period			0.6647%
Current Collection Period			0.6381%
Three Month Average			0.6611%

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	46

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer